DEAN WITTER INFORMATION FUND    Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS September 30, 1997

DEAR SHAREHOLDER:

Dean Witter Information Fund continues to pursue its objective of long-term capital appreciation by investing in all aspects of the communication and information industry. The Fund focuses on companies that exhibit proven management, proprietary technologies or barriers to entry, and strategic relationships or alliances. As of September 30, 1997, the Fund's net assets stood at approximately $255 million.

PERFORMANCE REVIEW

During the six-month period ended September 30, 1997, the Fund's Class B shares provided a total return of 35.05 percent versus 40.75 percent for the Lipper Analytical Services, Inc. Science and Technology Funds Index and 26.24 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). During the period, the Fund's Class B net asset value (NAV) rose from $8.94 to $12.06. The sectors which helped the Fund outperform the S&P 500 included Internet-related stocks, radio broadcasters and emerging telecommunications carriers -- both wireline and wireless -- and firms that provide technology to these telecommunication companies.

PORTFOLIO POSITION

Over the past six months several significant events occurred within the communication and information arena to confirm our enthusiasm for these sectors. First, a surge of advertising and commerce deals on the World Wide Web (the Web is the graphical- and consumer-oriented portion of the Internet) drove interest in such companies as America Online, Inc. (AOL) and Excite, Inc.

Second, a considerable increase in customer additions, initial public offerings and acquisitions contributed to strong performance in the emerging telecommunications industry. Significant acquisitions during the period included: LCI International, Inc. purchasing U.S. Long Distance; WorldCom, Inc. buying CompuServe's and AOL's Internet networks and WorldCom, Inc. buying Brook Fiber Properties, Inc. In addition,

DEAN WITTER INFORMATION FUND

WorldCom, Inc. announced plans to acquire MCI in the largest acquisition ever in the United States. Finally, Microsoft Corp. invested $1 billion in the cable TV industry and is contemplating another $1 billion investment.

As of September 30, 1997, the Fund's greatest industry exposure was in media (27 percent of net assets), followed by telecommunication components and equipment (26 percent), information services (22 percent) and telecommunication/cable operating companies (19 percent). Ten percent of the Fund's net assets was held in foreign securities and American Depositary Receipts, which are receipts typically issued by a U.S. bank to evidence ownership of the underlying foreign securities.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

LOOKING AHEAD

The fundamentals underpinning the communication and information sector remain favorable. Operators continue to spend heavily on equipment and information systems as they prepare for new competition, which has given consumers the freedom to choose a service provider. The electronics sector is expected to perform well in the long run as technology continues to represent more of worldwide spending. The consolidation that has occurred within the broadcasting industry has led to a greater control of prices, which points to continued strong performance. With the growing popularity of advertising on the Internet, emerging Web-based media stocks seem likely to attract a large piece of the total $184 billion U.S. advertising pie, and Internet advertising should eventually lead into overseas advertising as well. Service firms such as AOL, E*Trade Group, Inc. and the wireless providers are attracting a tremendous number of new subscribers, a trend that we expect to have a positive impact on share prices of such companies going forward.

We appreciate your support of Dean Witter Information Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER INFORMATION FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPTIAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For......................................................................   12,130,982
             Against..................................................................      329,591
             Abstain..................................................................    1,136,883

(2) ELECTION OF TRUSTEES:

Michael Bozic
For....................   12,793,697
Withheld...............      803,759

Charles A. Fiumefreddo
For....................   12,786,861
Withheld...............      810,595

Edwin J. Garn
For....................   12,812,386
Withheld...............      785,070

John R. Haire
For....................   12,773,402
Withheld...............      824,054

Wayne E. Hedien
For....................   12,799,981
Withheld...............      797,475

Dr. Manuel H. Johnson
For....................   12,804,994
Withheld...............      792,462

Michael E. Nugent
For....................   12,817,747
Withheld...............      779,709

Philip J. Purcell
For....................   12,812,315
Withheld...............      785,141

John L. Schroeder
For....................   12,799,512
Withheld...............      797,944

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For......................................................................   11,714,870
             Against..................................................................      537,907
             Abstain..................................................................    1,344,679

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

             For......................................................................   12,441,368
             Against..................................................................      174,581
             Abstain..................................................................      981,507

DEAN WITTER INFORMATION FUND

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (94.2%)
              Advertising (8.1%)
  60,000      CKS Group, Inc.*.............    $  2,220,000
  70,000      Lamar Advertising Co.*.......       2,135,000
  65,000      Mecklermedia Corp.*..........       1,507,188
  45,000      Omnicom Group, Inc...........       3,273,750
 180,000      Outdoor Systems, Inc.*.......       4,725,000
  42,000      Snyder Communications,
               Inc.*.......................       1,155,000
  80,000      Universal Outdoor Holdings,
               Inc.*.......................       2,960,000
  80,000      Westwood One, Inc.*..........       2,540,000
                                               ------------
                                                 20,515,938
                                               ------------
              Aerospace (1.0%)
  38,000      Asia Satellite
               Telecommunications Holdings
               Ltd. (ADR) (Hong Kong)*.....       1,087,750
  70,000      Loral Space & Communications
               Ltd. (Bermuda)*.............       1,443,750
                                               ------------
                                                  2,531,500
                                               ------------
              >Broadcast Media (0.2%)
  17,200      TV Azteca, S.A. de C.V. (ADR)
               (Mexico)*...................         387,000
                                               ------------

              Broadcasting (11.6%)
   5,000      American Radio Systems
               Corp.*......................         238,125
 111,364      Chancellor Media Corp. (Class
               A)*.........................       5,860,530
  81,000      Clear Channel Communications,
               Inc.*.......................       5,254,874
  40,000      Comcast Corp. (Class A
               Special)....................       1,025,000
 115,000      Cox Radio, Inc. (Class A)*...       3,255,938
  25,000      Heftel Broadcasting Corp.
               (Class A)*..................       1,862,500
  70,000      Jacor Communications,
               Inc.*.......................       3,088,750
  60,000      Time Warner, Inc.............       3,251,250
  30,000      Univision Communications,
               Inc. (Class A)*.............       1,650,000
 152,000      Westinghouse Electric
               Corp........................       4,113,500
                                               ------------
                                                 29,600,467
                                               ------------
              Business Services (5.4%)
 135,000      ACE* COMM Corp.*.............       2,919,375
  30,000      Gartner Group, Inc. (Class
               A)*.........................         900,000
  80,000      Saville Systems Ireland PLC
               (ADR) (Ireland)*............       5,600,000
  65,000      Sterling Commerce, Inc.......       2,335,938
  50,000      Transaction Systems
               Architects, Inc. (Class
               A)*.........................       2,025,000
                                               ------------
                                                 13,780,313
                                               ------------

NUMBER OF
 SHARES                                           VALUE
              Cable Television Equipment (0.5%)
  60,000      Tele-Communications, Inc.*...    $  1,226,250
                                               ------------

              Computer - Aided Design
               (0.1%)
  12,000      Faro Technologies, Inc.......         196,500
                                               ------------

              Computer Software (8.0%)
  40,000      Aspect Development, Inc.*....       1,630,000
  60,000      CyberMedia, Inc.*............       1,601,250
  57,500      Information Management
               Resources, Inc..............       1,595,625
 120,000      INTERSOLV, Inc.*.............       1,852,500
  28,500      Microsoft Corp.*.............       3,770,906
  61,500      Oracle Corp.*................       2,240,906
   7,900      Pervasive Software Inc.*.....          88,875
  50,000      Platinum Technology, Inc.*...       1,078,125
  35,000      Security Dynamics
               Technologies, Inc.*.........       1,290,625
  66,000      Segue Software, Inc.*........         594,000
  60,000      Tecnomatix Technologies Ltd.
               (Israel)*...................       2,280,000
  50,000      Viasoft, Inc.*...............       2,468,750
                                               ------------
                                                 20,491,562
                                               ------------
              Computer Software & Services (1.2%)
  40,000      BEA Systems, Inc.............         715,000
  72,000      Keane, Inc.*.................       2,286,000
                                               ------------
                                                  3,001,000
                                               ------------
              Computers (0.9%)
  30,000      Compaq Computer Corp.........       2,242,500
                                               ------------

              Computers - Peripheral
               Equipment (1.0%)
  17,000      Box Hill Systems Corp.*......         297,500
  15,000      Network Appliance, Inc.*.....         815,625
  30,000      Sun Microsystems, Inc.*......       1,402,500
                                               ------------
                                                  2,515,625
                                               ------------
              Consumer Products (1.0%)
 100,000      Gemstar International Group
               Ltd.*.......................       2,500,000
                                               ------------

              Consumer Services (1.5%)
  80,000      The SABRE Group Holdings,
               Inc.*.......................       2,865,000
  41,700      Ticketmaster Group, Inc......         964,313
                                               ------------
                                                  3,829,313
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              Electronic & Electrical
               Equipment (1.1%)
  30,000      Sony Corp. (ADR) (Japan).....    $  2,818,125
                                               ------------

              Electronic Components (0.6%)
  40,000      Essex International, Inc.*...       1,540,000
                                               ------------

              Electronics (2.7%)
  30,000      Hadco Corp.*.................       1,623,750
  50,000      Imation Corp.*...............       1,334,375
  45,000      Philips Electronics NV (ADR)
               (Netherlands)...............       3,780,000
                                               ------------
                                                  6,738,125
                                               ------------
              Entertainment (2.8%)
  65,000      Cinar Films, Inc. (Class B)
               (Canada)....................       2,478,125
 129,000      Imax Corp. (Canada)*.........       3,337,875
 110,000      Lodgenet Entertainment
               Corp.*......................       1,430,000
                                               ------------
                                                  7,246,000
                                               ------------
              Internet (2.3%)
  14,000      America Online, Inc..........       1,056,125
  40,000      E* TRADE Group, Inc.*........       1,875,000
 100,000      Excite, Inc..................       2,837,500
   2,200      Network Solutions, Inc.
               (Class A)*..................          46,750
                                               ------------
                                                  5,815,375
                                               ------------
              Media (0.7%)
  60,000      Liberty Media Group*.........       1,796,250
                                               ------------

              Publishing - Newspaper (1.6%)
  50,000      Belo (A.H.) Corp.............       2,425,000
  15,000      Gannett Co., Inc.*...........       1,619,063
                                               ------------
                                                  4,044,063
                                               ------------
              Retail - Specialty (0.9%)
  63,000      CompUSA, Inc.................       2,205,000
                                               ------------

              Semiconductor Capital
               Equipment (0.8%)
  30,000      Lam Research Corp............       1,395,000
  30,000      Semitool, Inc.*..............         742,500
                                               ------------
                                                  2,137,500
                                               ------------
              Semiconductor Equipment (2.2%)
  30,000      Applied Materials, Inc.*.....       2,857,500
  50,000      Plasma-Therm, Inc.*..........         556,250
  43,000      Teradyne, Inc.*..............       2,313,938
                                               ------------
                                                  5,727,688
                                               ------------
              Semiconductors (7.5%)
  40,000      Altera Corp..................       2,050,000
  20,000      Analog Devices, Inc.*........         670,000
  55,500      Cypress Semiconductor
               Corp.*......................         860,250
NUMBER OF
 SHARES                                           VALUE
  60,000      DSP Communications, Inc.*....    $  1,252,500
  20,000      Intel Corp...................       1,847,500
  36,000      Maxim Integrated Products,
               Inc.*.......................       2,560,500
  20,000      Micrel, Inc.*................         845,000
  23,000      National Semiconductors
               Corp.*......................         943,000
  50,000      PMC-Sierra, Inc..............       1,268,750
  44,400      RF Micro Devices, Inc.*......         826,950
  30,000      Uniphase Corp.*..............       2,385,000
  70,500      Vitesse Semiconductor
               Corp.*......................       3,489,750
                                               ------------
                                                 18,999,200
                                               ------------
              Telecommunication Equipment (13.7%)
  40,000      ADC Telecommunications,
               Inc.*.......................       1,300,000
  95,000      Bay Networks, Inc.*..........       3,669,375
 107,500      Boston Communications Group,
               Inc.........................       1,572,188
  60,000      Cabletron Systems, Inc.......       1,920,000
  21,000      CIENA Corp.*.................       1,039,500
  50,000      Davox Corp...................       1,675,000
 110,000      DSC Communications Corp......       2,956,250
  50,000      Ericsson (L.M.) Telephone Co.
               (Class B) (ADR) (Sweden)....       2,396,875
 100,000      GeoTel Communications
               Corp.*......................       1,875,000
  50,000      Glenayre Technologies,
               Inc.........................         834,375
  17,500      Information Management
               Associates, Inc.............         214,375
  55,000      Larscom, Inc. (Class A)*.....         556,875
  65,000      Lucent Technologies, Inc.....       5,289,374
  38,400      MAS Technology Ltd. (ADR)
               (New Zealand)...............         873,600
  37,900      Melita International
               Corp.*......................         426,375
  16,500      MRV Communications, Inc......         600,188
  16,000      Nokia Corp. (ADR)
               (Finland)...................       1,501,000
 103,000      P-COM, Inc...................       2,459,125
  70,000      Tellabs, Inc.*...............       3,605,000
                                               ------------
                                                 34,764,475
                                               ------------
              Telecommunications (0.6%)
  30,100      NEXLINK Communications, Inc.
               (Class A)*..................         722,400
  20,000      Qwest Communications
               International, Inc..........         917,500
                                               ------------
                                                  1,639,900
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              Telecommunications - Long
               Distance (2.2%)
  30,000      Acc Corp.*...................    $    975,000
 112,000      General Communication,
               Inc.........................         882,000
 100,000      Pacific Gateway Exchange,
               Inc.........................       3,862,499
                                               ------------
                                                  5,719,499
                                               ------------
              Telephones (8.9%)
  20,400      Bell Canada International
               Inc. (Canada)*..............         385,050
  35,000      BellSouth Corp...............       1,618,750
  20,000      Century Telephone
               Enterprises, Inc............         880,000
  30,775      Compania de
               Telecomunicaciones de Chile
               S.A. (ADR) (Chile)..........         996,341
  75,000      LCI International, Inc.......       1,996,875
  47,000      Portugal Telecom S.A. (ADR)
               (Portugal)..................       2,041,562
  25,000      SBC Communications, Inc......       1,534,375
  50,000      Telecom Argentina Stet -
               France Telecom S.A. (Class
               B) (ADR) (Argentina)........       1,521,875
  19,700      Telefonos de Mexico S.A. de
               C.V. (Series L) (ADR)
               (Mexico)....................       1,019,475
  32,900      Telekomunikasi Indonesia
               (ADR) (Indonesia)...........         736,138
  60,000      Teleport Communications Group
               Inc. (Class A)*.............       2,692,500
 500,000      TIM SpA (Italy)..............       1,989,197
 150,000      WorldCom, Inc.*..............       5,296,876
                                               ------------
                                                 22,709,014
                                               ------------
              Wireless Communication (5.1%)
     175      DDI Corp. (Japan)............         880,229
   4,030      Mannesmann AG (ADR)
               (Germany)...................       1,925,909
  70,000      Millicom International
               Cellular S.A................       3,648,750
 115,000      Nextel Communications, Inc.
               (Class A)*..................       3,306,250

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
  70,000      Powertel, Inc................    $  1,312,500
  37,000      Vodafone Group PLC (ADR)
               (United Kingdom)............       1,988,750
                                               ------------
                                                 13,062,388
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost
              $174,297,962)................     239,780,570
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              SHORT-TERM INVESTMENT (a) (4.5%)
              U.S. GOVERNMENT AGENCY
 $11,500      Federal Home Loan Mortgage
               Corp. 5.47% due 10/01/97
               (Amortized Cost
               $11,500,000)................      11,500,000
                                               ------------

                                                251,280,570
TOTAL INVESTMENTS
(Identified Cost $185,797,962)
(b).................................  98.7%

                                                  3,220,592
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES................   1.3
                                       ----    ------------


NET ASSETS.......................... 100.0%    $254,501,162
                                     ======    ============


---------------------

ADR    American Depository Receipt.
 *     Non-income producing security.
(a)    Security was purchased on a discount basis. The
       interest rate shown has been adjusted to reflect
       a money market equivalent yield.
(b)    The aggregate cost for federal income tax
       purposes approximates identified cost. The
       aggregate gross unrealized appreciation is
       $67,759,406 and the aggregate gross unrealized
       depreciation is $2,276,798, resulting in net
       unrealized appreciation of $65,482,608.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $185,797,962).......................................    $251,280,570
Cash..................................................................         581,259
Receivable for:
    Investments sold..................................................       8,908,917
    Shares of beneficial interest sold................................         163,139
    Dividends.........................................................         102,913
Deferred organizational expenses......................................         113,308
Prepaid expenses and other assets.....................................         127,610
                                                                          ------------

    TOTAL ASSETS......................................................     261,277,716
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       6,121,875
    Shares of beneficial interest repurchased.........................         225,486
    Plan of distribution fee..........................................         218,876
    Investment management fee.........................................         164,198
Accrued expenses......................................................          46,119
                                                                          ------------

    TOTAL LIABILITIES.................................................       6,776,554
                                                                          ------------

    NET ASSETS........................................................    $254,501,162
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $220,003,157
Net unrealized appreciation...........................................      65,482,562
Net investment loss...................................................      (1,674,353)
Accumulated net realized loss.........................................     (29,310,204)
                                                                          ------------

    NET ASSETS........................................................    $254,501,162
                                                                          ============

CLASS A SHARES:
Net Assets............................................................         $88,733
Shares Outstanding (unlimited authorized, $.01 par value).............           7,347

    NET ASSET VALUE PER SHARE.........................................          $12.08
                                                                          ============

    MAXIMUM OFFERING PRICE PER SHARE                                            $12.75
     (net asset value plus 5.54% of net asset value)..................    ============

CLASS B SHARES:
Net Assets............................................................    $254,347,551
Shares Outstanding (unlimited authorized, $.01 par value).............      21,090,177

    NET ASSET VALUE PER SHARE.........................................          $12.06
                                                                          ============

CLASS C SHARES:
Net Assets............................................................         $54,293
Shares Outstanding (unlimited authorized, $.01 par value).............           4,501

    NET ASSET VALUE PER SHARE.........................................          $12.06
                                                                          ============

CLASS D SHARES:
Net Assets............................................................         $10,585
Shares Outstanding (unlimited authorized, $.01 par value).............             876

    NET ASSET VALUE PER SHARE.........................................          $12.08
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

STATEMENT OF OPERATIONS
For the six months ended September 30, 1997* (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $63,723 foreign withholding tax).....................    $   482,264
Interest...............................................................        270,123
                                                                           -----------

    TOTAL INCOME.......................................................        752,387
                                                                           -----------

EXPENSES
Plan of distribution fee (Class B shares)..............................      1,179,874
Investment management fee..............................................        885,046
Transfer agent fees and expenses.......................................        240,232
Shareholder reports and notices........................................         24,053
Custodian fees.........................................................         22,499
Registration fees......................................................         19,087
Professional fees......................................................         18,623
Organizational expenses................................................         17,969
Trustees' fees and expenses............................................          7,724
Other..................................................................         11,633
                                                                           -----------

    TOTAL EXPENSES.....................................................      2,426,740
                                                                           -----------

    NET INVESTMENT LOSS................................................     (1,674,353)
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................      5,833,151
Net change in unrealized depreciation..................................     65,484,125
                                                                           -----------

    NET GAIN...........................................................     71,317,276
                                                                           -----------

NET INCREASE...........................................................    $69,642,923
                                                                           ===========

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX          FOR THE YEAR
                                                      MONTHS ENDED            ENDED
                                                  SEPTEMBER 30, 1997*     MARCH 31, 1997
     ------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss............................       $ (1,674,353)        $  (3,163,565)
Net realized gain (loss).......................          5,833,151           (32,902,627)
Net change in unrealized depreciation..........         65,484,125           (12,858,100)
                                                       -----------           -----------

    NET INCREASE (DECREASE)....................         69,642,923           (48,924,292)

Net increase (decrease) from transactions in
  shares of beneficial interest................        (28,867,992)           55,329,540
                                                       -----------           -----------

    NET INCREASE...............................         40,774,931             6,405,248
NET ASSETS:
Beginning of period............................        213,726,231           207,320,983
                                                       -----------           -----------

    END OF PERIOD
    (Including a net investment loss of
    $1,674,353 and $0, respectively)...........       $254,501,162         $ 213,726,231
                                                       ===========           ===========

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; and 0.725% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker - dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,431,851 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

The Distributor has informed the Fund that for the six months ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $509,149 and received $3,177 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 aggregated $168,421,361, and $192,625,220, respectively.

For the six months September 30, 1997, the Fund incurred brokerage commissions of $26,640 with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions of $8,020 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $12,000.

5. FEDERAL INCOME TAX STATUS

At March 31, 1997, the Fund had a net capital loss carryover of approximately $19,779,000 which will be available through March 31, 2005 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $14,822,000 and $11,800, respectively, during fiscal 1997.

As of March 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

DEAN WITTER INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE SIX                       FOR THE YEAR
                                                                         MONTHS ENDED                           ENDED
                                                                      SEPTEMBER 30, 1997                   MARCH 31, 1997
                                                                  ---------------------------        ---------------------------
                                                                          (unaudited)
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
CLASS A SHARES*
Sold..........................................................         7,347     $     85,100                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS B SHARES
Sold..........................................................     1,947,250       21,357,013        12,321,396     $136,279,927
Redeemed......................................................    (4,776,219)     (50,372,359)       (7,831,515)     (80,950,387)
                                                                  ----------     ------------        ----------     ------------
Net increase (decrease) -- Class B............................    (2,828,969)     (29,015,346)        4,489,881       55,329,540
                                                                  ----------     ------------        ----------     ------------
CLASS C SHARES*
Sold..........................................................         4,587           53,247                --               --
Redeemed......................................................           (86)          (1,007)               --               --
                                                                  ----------     ------------        ----------     ------------
Net increase -- Class C.......................................         4,501           52,240                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS D SHARES*
Sold..........................................................           876           10,014                --               --
                                                                  ----------     ------------        ----------     ------------
Net increase (decrease) in Fund...............................    (2,816,245)    $(28,867,992)        4,489,881     $ 55,329,540
                                                                  ==========     ============        ==========     ============

---------------------
* For the period July 28, 1997 (issue date) through September 30, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1997, there were no outstanding forward contracts.

DEAN WITTER INFORMATION FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE SIX                               FOR THE PERIOD
                                                                      MONTHS ENDED           FOR THE YEAR      NOVEMBER 28, 1995*
                                                                      SEPTEMBER 30,             ENDED               THROUGH
                                                                        1997**++            MARCH 31, 1997       MARCH 31, 1996
   ---------------------------------------------------------------------------------------------------------------------------
                                                                       (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..........................           $  8.94               $  10.67             $  10.00
                                                                        --------               --------             --------

Net investment loss...........................................             (0.08)                 (0.13)               (0.01)

Net realized and unrealized gain (loss).......................              3.20                  (1.60)                0.69
                                                                        --------               --------             --------

Total from investment operations..............................              3.12                  (1.73)                0.68
                                                                        --------               --------             --------

Less dividends in excess of net investment income.............          --                      --                     (0.01)
                                                                        --------               --------             --------

Net asset value, end of period................................           $ 12.06               $   8.94             $  10.67
                                                                        ========               ========             ========

TOTAL INVESTMENT RETURN+......................................             35.05%(1)             (16.31)%               6.77%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses......................................................              2.11%(2)               2.01%                2.31%(2)

Net investment loss...........................................             (1.42)%(2)             (1.16)%              (0.51)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.......................          $254,348               $213,726             $207,321

Portfolio turnover rate.......................................                76%(1)                132%                   8%(1)

Average commission rate paid..................................           $0.0453                $0.0527              $0.0496

---------------------

 *   Commencement of operations.
 **  Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

                                                                                                                FOR THE PERIOD
                                                                                                                JULY 28, 1997*
                                                                                                                    THROUGH
                                                                                                                 SEPTEMBER 30,
                                                                                                                    1997++
   ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................................................................          $ 11.43
Net realized and unrealized gain..........................................................................             0.65
                                                                                                                    -------
Net asset value, end of period............................................................................          $ 12.08
                                                                                                                    =======

TOTAL INVESTMENT RETURN+..................................................................................             5.69%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................................................................             1.32%(2)
Net investment loss.......................................................................................            (0.92)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................................................................              $89
Portfolio turnover rate...................................................................................               76%(1)
Average commission rate paid..............................................................................          $0.0453

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................................................................          $ 11.43
Net realized and unrealized gain..........................................................................             0.63
                                                                                                                    -------
Net asset value, end of period............................................................................          $ 12.06
                                                                                                                    =======

TOTAL INVESTMENT RETURN+..................................................................................             5.51%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................................................................             2.07%(2)
Net investment loss.......................................................................................            (1.66)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................................................................              $54
Portfolio turnover rate...................................................................................               76%(1)
Average commission rate paid..............................................................................          $0.0453

---------------------

 *   The date shares were first issued.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INFORMATION FUND

                                                                                                                FOR THE PERIOD
                                                                                                                JULY 28, 1997*
                                                                                                                    THROUGH
                                                                                                                 SEPTEMBER 30,
                                                                                                                    1997++
   ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................................................................           $11.43
Net realized and unrealized gain..........................................................................             0.65
                                                                                                                    -------
Net asset value, end of period............................................................................           $12.08
                                                                                                                    =======

TOTAL INVESTMENT RETURN+..................................................................................             5.69%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................................................................             1.06%(2)
Net investment loss.......................................................................................            (0.66)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................................................................              $11
Portfolio turnover rate...................................................................................               76%(1)
Average commission rate paid..............................................................................          $0.0453

---------------------

 *   The date shares were first issued.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +   Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward Gaylor
Vice President

Peter Hermann
Vice President

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
INFORMATION FUND





SEMIANNUAL REPORT
SEPTEMBER 30, 1997